Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 967
Gains/(losses) recorded in income	57
Gains/(losses) recorded in OCI	22
Purchases/ Issuances	95
Sales/ Settlements	(134)
Transfers into/out of Level 3	33
Fair value, ending balance	1,040	$ 967
Change in unrealized gains/(losses)recorded in income for instruments still held	57
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(62)	(51)	$ (36)
Gains/(losses) recorded in income	(11)	1	5
Purchases/ Issuances	5	(17)	(7)
Sales/ Settlements			25
Transfers into/out of Level 3	33	5	1
Fair value, ending balance	(35)	(62)	(12)
Change in unrealized gains/(losses)recorded in income for instruments still held	(11)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	76	20	15
Gains/(losses) recorded in income		6	3
Sales/ Settlements	(72)
Fair value, ending balance	4	76	18
Sales/ Settlements		(22)
Transfers into/out of Level 3		72
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	4
Fair value, ending balance	4	4
Trading assets [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	72
Sales/ Settlements	(72)
Fair value, ending balance		72
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1,069	1,005	898
Gains/(losses) recorded in income	71	76	14
Gains/(losses) recorded in OCI	22	(10)	7
Purchases/ Issuances	90	49	43
Sales/ Settlements	(62)	(51)	(24)
Transfers into/out of Level 3			(28)
Fair value, ending balance	1,190	1,069	$ 910
Change in unrealized gains/(losses)recorded in income for instruments still held	71
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	22
Gains/(losses) recorded in OCI	(3)
Fair value, ending balance	19	22
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	26
Gains/(losses) recorded in OCI	3
Fair value, ending balance	29	26
Investment securities [member] | Equity securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	1,021
Gains/(losses) recorded in income	71
Gains/(losses) recorded in OCI	22
Purchases/ Issuances	90
Sales/ Settlements	(62)
Fair value, ending balance	1,142	1,021
Change in unrealized gains/(losses)recorded in income for instruments still held	71
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	2
Purchases/ Issuances	9
Fair value, ending balance	11	2
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	11
Gains/(losses) recorded in income	(1)
Purchases/ Issuances	2
Transfers into/out of Level 3	11
Fair value, ending balance	23	11
Change in unrealized gains/(losses)recorded in income for instruments still held	(1)
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(73)
Gains/(losses) recorded in income	(11)
Purchases/ Issuances	(1)
Transfers into/out of Level 3	22
Fair value, ending balance	(63)	(73)
Change in unrealized gains/(losses)recorded in income for instruments still held	(11)
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(2)
Gains/(losses) recorded in income	1
Purchases/ Issuances	(5)
Fair value, ending balance	(6)	(2)
Change in unrealized gains/(losses)recorded in income for instruments still held	1
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(116)
Gains/(losses) recorded in income	(3)	1
Purchases/ Issuances		(81)
Transfers into/out of Level 3		(36)
Fair value, ending balance	(119)	$ (116)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ (3)